Commitment and contingencies (Details Narrative) - INR (₨)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Contractual commitments for advertisement services	₨ 108,450,000	₨ 106,920,000
[custom:ContractualCommitmentsforCapitalExpenditure-0]		1,450,000
Operating lease		0
Expense relating to variable lease payments not included in measurement of lease liabilities	1,832,000	2,330,000	₨ 9,418,000
Service And Other Claims Provision [Member]
IfrsStatementLineItems [Line Items]
Claims not recognised as liabilities	85,672,000	87,106,000
Tax Contingent Liability Service Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
[custom:IfrsLossContingencyEstimateOfPossibleLoss-0]	315,525,000	310,095,000
Tax Contingent Liability Income Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
[custom:IfrsLossContingencyEstimateOfPossibleLoss-0]	₨ 1,268,000	₨ 1,268,000